John Deere Owner Trust 2018-B	EXHIBIT 99.2
Statement to Certificateholders

$260,000,000   Class A-1  2.53498%  Asset Backed Notes due August 15, 2019

$252,000,000   Class A-2  2.83%  Asset Backed Notes due April 15, 2021

$268,000,000   Class A-3  3.08%  Asset Backed Notes due November 15, 2022

$81,460,000   Class A-4  3.23%  Asset Backed Notes due June 16, 2025

$22,096,803 Overcollateralization

Payment Date:				15-Nov-19

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$26,307,514.73
		per $1,000 original principal amount:		$104.39

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$26,307,514.73

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$280,661.92
			per $1,000 original principal amount:	$1.11

		(iii)	Class A-3 Notes:	$687,866.67
			per $1,000 original principal amount:	$2.57

		(iv)	Class A-4 Notes:	$219,263.17
			per $1,000 original principal amount:	$2.69

		(v)	Total:	$1,187,791.76

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$477,717,167.26

	(b)	Note Value at end of related Collection Period:		$464,257,876.03

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		22,096,803.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$92,701,072.66
		(ii)	A-2 Note Pool Factor:	0.3678614

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$268,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

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	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$81,460,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$421,092.63
		(i) per $1,000 original principal amount:	$0.45
	(b)	Amount of Servicing Fee earned:	$421,092.63
	(c)	Amount of Servicing Fee paid:	$421,092.63
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$991,884.30

(11)	(i)	Amount in Reserve Account:	$8,835,568.00
	(ii)	Specified Reserve Account Balance:	$8,835,568.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$5,339,017.17
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.12%

(13)	(i)	Aggregate amount of net losses for the collection period:	$123,663.89
	(ii)	Cumulative amount of net losses:	$1,507,617.60
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.16%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$545,295.99
		(ii) % of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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